OTHER RECEIVABLES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
OTHER RECEIVABLES.
Schedule of other receivables

Other receivables also include income taxes receivable and other miscellaneous receivables. The balance of other receivables consisted of the following (in thousands):

	At March 31,	At December 31,
	2015	2014

Other receivables
Notes and loans receivable, net of discount of $814 and $853, respectively	$13,261	$13,939
Federal and state income tax receivable	15,142	15,092
Other	582	706

Total other receivables	28,985	29,737

Less: Notes and loans receivable, non-current	8,593	9,184
Total other receivables, current portion	$20,392	$20,553

The balance of other receivables consisted of the following (in thousands):

	At June 30,	At December 31,
	2015	2014
Other receivables
Notes and loans receivable, net of discount of $776 and $853, respectively	$10,984	$13,939
Federal and state income tax receivable	7,465	15,092
Other	731	706
Total other receivables	19,180	29,737
Less: Notes and loans receivable, non-current	7,808	9,184
Total other receivables, current portion	$11,372	$20,553

The balance of other receivables consisted of the following (in thousands):

	At December 31,
	2014	2013
Other receivables
Notes and loans receivable, net of discount of $853 and $0, respectively	$13,939	$3,249
Federal and state income tax receivable	15,092	16
Other	706	2,039
Total other receivables	29,737	5,304
Less: Notes and loans receivable, non-current	9,184	699
Total other receivables, current portion	$20,553	$4,605